Label	Element	Value
C000007241 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.90%
C000007241 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	43.40%
C000007241 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	12.30%
C000007241 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.20%
C000007241 [Member] | Moody's, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000007241 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	37.80%
C000007288 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	14.20%
C000007288 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.70%
C000007288 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	8.70%
C000007288 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	12.00%
C000007288 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.50%
C000007288 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	12.20%
C000007267 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	25.70%
C000007267 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	7.20%
C000007267 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	2.20%
C000007267 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	12.30%
C000007267 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.60%
C000007267 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.40%
C000007267 [Member] | Moody's, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000007267 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.90%
C000007267 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	6.40%
C000007268 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	25.70%
C000007268 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	7.20%
C000007268 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	2.20%
C000007268 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	12.30%
C000007268 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.60%
C000007268 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.40%
C000007268 [Member] | Moody's, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000007268 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.90%
C000007268 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	6.40%
C000007239 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000007239 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.20%
C000007239 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.60%
C000007239 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	7.40%
C000007237 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	51.40%
C000007237 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	5.50%
C000007237 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.10%
C000007237 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	28.10%
C000007237 [Member] | Moody's, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000007237 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.80%
C000007237 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.80%
C000007240 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000007240 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.20%
C000007240 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.60%
C000007240 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	7.40%
C000007287 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	14.20%
C000007287 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.70%
C000007287 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	8.70%
C000007287 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	12.00%
C000007287 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.50%
C000007287 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	12.20%
C000007242 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.90%
C000007242 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	43.40%
C000007242 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	12.30%
C000007242 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.20%
C000007242 [Member] | Moody's, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000007242 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	37.80%
C000007238 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	51.40%
C000007238 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	5.50%
C000007238 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.10%
C000007238 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	28.10%
C000007238 [Member] | Moody's, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000007238 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.80%
C000007238 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.80%